LOAN COMMITMENTS (Tables)	12 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Unused Commitments [Table Text Block]
At June 30, 2016 and 2015, the Banks had the following outstanding loan commitments:

	2016		2015
(in thousands)	Fixed	Variable	Fixed	Variable
Unused commitment:
Revolving, open-end lines secured by real estate	$—	$8,847	$—	$8,153
Commitments to fund real estate construction loans	1,609	3,311	715	2,974
Other unused commitment:
Commercial and industrial loans	1,082	—	1,299	—
Other	1,102	1,908	631	415
Letters of credit	—	—	—	—